Business Combination - Summary of Assumptions Considered in Determining Fair Value of RPL Per Share Value (Details) - RPL - Discounted Cash Flow - Level 3 Fair Valuation Technique	Aug. 23, 2021
Cost of Equity (CoE) | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.1446
Cost of Equity (CoE) | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.1211
Beta Equity
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.94
Beta Asset
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.57
Risk Free Rate (RFR)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.0691
Equity Risk Premium (ERP), For FY 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.08
Equity Risk Premium (ERP), Post FY 2022
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Significant unobservable input, equity	0.065